UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2006

Check here if Amendment [  ]; Amendment Number:
  This Amendment (Check only one.):         [  ] is a restatement.
                                            [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          Apollo Medical Fund Management, LLC
Address:       68 Jane Street
               Suite 2E
               New York, NY  10014

Form 13F File Number:  028-13272

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:          Brandon Fradd
Title:         President and CEO
Phone:         212-741-1092

Signature, Place, and Date of Signing:

/s/ Brandon Fradd                New York, NY                  1/5/09
-------------------               -------------                ---------
  [Signature]                     [City, State]                [Date]

Report Type (Check only one.):


[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager is reported in this report and a portion is reported by other reporting manager(s).)

                               TITLE OF      CUSIP       VALUE    SHARES     SH/ PUT/   INVSTMT OTHER         VOTING AUTHORITY
NAME OF ISSUER                 CLASS                   (x$1000)   PRN  AMT   PRN CALL   DSCRETN MANAGERS   SOLE     SHARED   NONE
---------------------------------------------------------------------------------------------------------------------------  -------
ALKERMES INC                   COM           01642T108      9,520    712,046     SH        SOLE     N/A     712,046
ALPHARMA INC-CL A A            CL A          020813101      1,442     59,836     SH        SOLE     N/A      59,836
ARENA PHARMACEUTICALS INC      COM           040047102        376     29,137     SH        SOLE     N/A      29,137
ATHEROGENICS INC               COM           047439104      2,165    218,500    PUT        SOLE     N/A     218,500
CEPHALON INC                   COM           156708109      8,574    121,777     SH        SOLE     N/A     121,777
COLEY PHARMACEUTICAL GROUP     COM           19388P106      7,250    748,230     SH        SOLE     N/A     748,230
DENDREON CORP                  COM           24823Q107      6,125  1,468,796     SH        SOLE     N/A   1,468,796
DYNAVAX TECHNOLOGIES CORP      COM           268158102      5,151    561,111     SH        SOLE     N/A     561,111
EMISPHERE TECHNOLOGIES INC     COM           291345106      7,573  1,431,620     SH        SOLE     N/A   1,431,620
GENOMIC HEALTH INC             COM           37244C101      1,076     57,836     SH        SOLE     N/A      57,836
GENVEC INC                     COM           37246C109      1,330    554,360     SH        SOLE     N/A     554,360
ISIS PHARMACEUTICALS INC       COM           464330109      1,225    110,134     SH        SOLE     N/A     110,134
MEDIVATION INC                 COM           58501N101      3,184    201,275     SH        SOLE     N/A     201,275
NEUROCHEM INC                  COM           64125K101      1,455     67,748     SH        SOLE     N/A      67,748
NEUROCHEM INC                  COM           64125K101      4,021    187,300    PUT        SOLE     N/A     187,300
NEW RIV PHARMACEUTICALS INC    COM           648468205      3,078     56,260     SH        SOLE     N/A      56,260
NORTHSTAR NEUROSCIENCE INC     COM           66704V101      3,359    233,576     SH        SOLE     N/A     233,576
ONYX PHARMACEUTICALS INC       COM           683399109      3,167    299,300    CALL       SOLE     N/A     299,300
OSIRIS THERAPEUTICS INC        COM           68827R108        754     29,778     SH        SOLE     N/A      29,778
VANDA PHARMACEUTICALS INC      COM           921659108     10,955    444,424     SH        SOLE     N/A     444,424

                                          20               81,780


                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:              0
Form 13F Information Table Entry Total:         20
Form 13F Information Table Value Total:         81,780
                                                (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE